Document and Entity Information	6 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	AEOLUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001261734
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 390	$ 518	$ 2,355
Accounts receivable	2,479	1,677	0
Prepaids and other current assets	210	63	46
Total current assets	3,079	2,258	2,401
Investment in CPEC LLC	32	32	32
Total assets	3,111	2,290	2,433
LIABILITIES AND STOCKHOLDER'S DEFICIT
Accounts payable and accrued expenses	3,376	2,144	957
Short-term debt	0	0	663
Total current liabilities	3,376	2,144	1,620
Warrant liability	16,393	23,405	27,549
Total liabilities	19,769	25,549	29,169
Commitments and Contingencies
Stockholder's deficit:
Preferred stock, $.01 par value per share, 10,000,000 shares authorized: Series B nonredeemable convertible preferred stock,1,600,000,1,600,000 and 600,000 shares authorized as of March 31, 2012, September 30, 2011, and 2010 respectively; 526,080, 526,080 and 475,087 shares issued and outstanding as of March 31, 2012, September 30, 2011, and 2010 respectively	5	5	5
Common stock, $.01 par value per share, 200,000,000 shares authorized; 62,237,551, 60,470,718 and 56,817,177 shares issued and outstanding as of March 31, 2012, September 30, 2011 and 2010 respectively	622	605	568
Additional paid-in capital	159,387	158,543	155,402
Accumulated deficit	(176,672)	(182,412)	(182,711)
Total stockholder's deficit	(16,658)	(23,259)	(26,736)
Total liabilities and stockholder's deficit	$ 3,111	$ 2,290	$ 2,433

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Stockholder's deficit:
Preferred stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Series B nonredeemable convertible preferred stock, authorized shares	1,600,000	1,600,000	600,000
Series B nonredeemable convertible preferred stock, issued shares	526,080	526,080	475,087
Series B nonredeemable convertible preferred stock, outstanding shares	526,080	526,080	475,087
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	62,237,551	60,470,718	56,817,177
Common stock, outstanding	62,237,551	60,470,718	56,817,177

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue:
Contract revenue	$ 2,231	$ 785	$ 4,446	$ 785	$ 4,821	$ 0	$ 0
Costs and expenses:
Research and development	1,927	907	3,998	1,097	5,055	1,690	711
General and administrative	865	840	1,720	1,390	3,668	1,954	1,292
Total costs and expenses	2,792	1,747	5,718	2,487	8,723	3,644	2,003
Loss from operations	(561)	(962)	(1,272)	(1,702)	(3,902)	(3,644)	(2,003)
Non-cash financing charges and change in fair value of warrants	3,324	4,746	7,012	(2,456)	3,887	(21,347)	0
Interest income (expense), net	0	(6)	0	(21)	(21)	(878)	(441)
Interest income	0	0	0	0	0	0	4
Warrant repricing charges	0	0	0	0	0	0	(38)
Gain on marketable investments	0	0	0	0	0	0	49
Gain on sale of investments available for sale	0	0	0	0	0	0	133
Other income (expense), net	0	0	0	337	335	0	0
Net income (loss)	$ 2,763	$ 3,778	$ 5,740	$ (3,842)	$ 299	$ (25,869)	$ (2,296)
Net income (loss) per weighted share attributable to common stockholders:
Basic	$ 0.05	$ 0.06	$ 0.1	$ (0.07)	$ 0.01	$ (0.53)	$ (0.07)
Diluted	$ 0.04	$ 0.03	$ 0.08	$ (0.07)	$ 0	$ (0.53)	$ (0.07)
Weighted average common shares outstanding:
Basic	60,490	59,953	60,480	58,473	59,474	49,151	34,789
Diluted	71,858	121,640	76,334	58,473	82,302	49,151	34,789

Shareholders Equity (USD $) In Thousands, except Share data	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Unrealized Losses	Accumulated Deficit	Total
Beginning Balance - Amount at Sep. 30, 2008	$ 5	$ 320	$ 157,573	$ (36)	$ (158,899)	$ (1,037)
Beginning Balance - Shares at Sep. 30, 2008	475,087	31,952,749
Sale of Senior Convertible Notes and warrants			323			323
Stock-based compensation			283			283
Issuance of common stock pursuant to a consulting agreement, Shares		78,125
Issuance of common stock pursuant to a consulting agreement, Amount		1	24			25
Payment of interest on Senior Convertible Notes in the form of common stock, Shares		175,375
Payment of interest on Senior Convertible Notes in the form of common stock, Amount		2	61			63
Sale of common stock, net of issuance costs, Shares		5,357,143
Sale of common stock, net of issuance costs, Amount		53	1,393			1,446
Unrealized gain on marketable securities held for sale				36		36
Net Income (Loss)					(2,296)	(2,296)
Ending Balance, Amount at Sep. 30, 2009	5	376	159,657	0	(161,195)	(1,157)
Ending Balance, Shares at Sep. 30, 2009	475,087	37,563,392
Impact of adoption of Accounting Guidance			(8,142)		4,353	(3,789)
Senior Convertible Note conversion, Shares		3,571,429
Senior Convertible Note conversion, Amount		35	1,307			1,342
Exercise of warrants, Shares		260,000
Exercise of warrants, Amount		3	70			73
Stock-based compensation			548			548
Issuance of common stock pursuant to a consulting agreement, Shares		1,099,649
Issuance of common stock pursuant to a consulting agreement, Amount		11	403			414
Issuance of warrants to a consultant			13			13
Payment of interest on Senior Convertible Notes in the form of common stock, Shares		36,993
Payment of interest on Senior Convertible Notes in the form of common stock, Amount			12			12
Sale of common stock, net of issuance costs, Shares		14,285,714
Sale of common stock, net of issuance costs, Amount		143	1,534			1,677
Net Income (Loss)					(25,869)	(25,869)
Ending Balance, Amount at Sep. 30, 2010	5	568	155,402		(182,711)	(26,736)
Ending Balance, Shares at Sep. 30, 2010	475,087	56,817,177
Senior Convertible Note conversion, Shares	50,993
Senior Convertible Note conversion, Amount	1		211			212
Issuance of warrant for note payable conversion			452			452
Exercise of warrants, Shares		1,153,541
Exercise of warrants, Amount		12	900			913
Stock-based compensation			905			905
Issuance of warrants to a consultant			88			88
Sale of common stock, net of issuance costs, Shares		2,500,000
Sale of common stock, net of issuance costs, Amount		25	585			610
Net Income (Loss)					299	299
Ending Balance, Amount at Sep. 30, 2011	$ 5	$ 605	$ 158,543		$ (182,412)	$ (23,259)
Ending Balance, Shares at Sep. 30, 2011	526,080	60,470,718

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS(Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ 5,740	$ (3,842)	$ 299	$ (25,869)	$ (2,296)
Depreciation	0	0	5	1	0
Stock-based compensation	347	421	993	548	283
Warrant repricing charges	0	0	0	0	38
Change in fair value of warrants	(7,012)	1,922	(3,887)	21,347	0
Noncash consulting and license fee			0	13	25
Gain on marketable investments	0	0	0	0	(49)
Gain on sale of investments available for sale	0	0	0	0	(133)
Noncash interest and warrant costs	0	534	0	825	433
Change in assets and liabilities:
Accounts receivable	(803)	(785)	(1,677)	0	0
Prepaid expenses and other assets	(17)	(39)	(22)	94	(7)
Accounts payable and accrued expenses	1,232	(136)	1,187	595	(217)
Net cash used in operating activities	(513)	(1,925)	(3,102)	(2,446)	(1,923)
Cash flows from investing activities:
Purchase of equipment	0	0	0	(7)	0
Sale of investments and marketable securities	0	0	0	0	751
Net cash (used in) provided by investing activities:	0	0	0	(7)	751
Cash flows provided by financing activities:
Proceeds from the issuance of Senior Convertible Notes and Warrants	0	0	0	0	375
Proceeds from short term note payable	0	0	0	0	3
Repayments of short term note payable	0	0	0	0	(368)
Proceeds from issuance of common stock and warrants	400	1,000	1,000	4,300	1,500
Costs related to the issuance of common stock and warrants	(15)	(13)	(11)	(211)	(91)
Proceeds from exercise of warrants	0	269	276	73	0
Net cash provided by financing activities	385	1,256	1,265	4,162	1,419
Net increase (decrease) in cash and cash equivalents	(128)	(669)	(1,839)	1,709	247
Cash and cash equivalents at beginning of period	518	2,355	2,355	646	399
Cash and cash equivalents at end of period	390	1,686	518	2,355	646
Supplemental disclosure of cash flow information:
Non-cash payments of interest	0	0	21	12	63
Supplemental disclosure of non-cash financing activities:
Common stock issued for short-term receivable	130	0	0	0	0
Issuance of warrants to a consultant	0	0	0	13	25
Preferred stock and warrants issued for payment of note payable	0	0	453	0	0
Preferred stock and warrants issued for payment of interest on note payable	0	0	210	0	0
Common stock issued for payment of accounts payable	0	0	0	413	0
Common stock issued upon conversion of Senior Convertible Notes	0	0	0	1,000	0
Common stock issued for payment of interest on Senior Convertible Notes	$ 0	$ 0	$ 0	$ 13	$ 0

Organization, Business and Summary of Significant Accounting	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note A - Organization, Business and Summary of Significant Accounting

Organization

The accompanying unaudited condensed consolidated financial statements include the accounts of Aeolus Pharmaceuticals, Inc. and its wholly-owned subsidiary, Aeolus Sciences, Inc. (collectively, “we,” “us,” “the Company” or “Aeolus”). All significant intercompany accounts and transactions have been eliminated in consolidation.  Aeolus is a Delaware corporation. The Company’s primary operations are located in Mission Viejo, California.

Business

Aeolus Pharmaceuticals, Inc. is a biopharmaceutical company that is developing a platform of a new class of broad-spectrum, catalytic antioxidant compounds based on technology discovered at Duke University and National Jewish Health.   The Company’s lead compound, AEOL 10150, is a metalloporphyrin specifically designed to neutralize reactive oxygen and nitrogen species. The Company is developing AEOL 10150 as a medical countermeasure against the pulmonary effects of radiation exposure under a contract (“BARDA Contract”) valued at up to $118.4 million with the Biomedical Advanced Research and Development Authority (“BARDA”), a division of the Department of Health and Human Services (“HHS”).  The Company is also developing it for use in oncology indications where it would be used in combination with radiation and chemotherapy.  Additionally, Aeolus receives development support from the National Institutes of Health (“NIH”) for development of the compound as a medical countermeasure against radiation and chemical exposure.

Basis of Presentation

The condensed consolidated financial statements of Aeolus included herein have been prepared by management, without audit (except for the Consolidated Balance Sheet as of September 30, 2011), pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information normally included in the condensed consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States has been condensed or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures are adequate to make the information presented not misleading. The Company recommends that you read the condensed consolidated financial statements included herein in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2011, filed with the SEC on December 27, 2011.

All significant intercompany activity has been eliminated in the preparation of the condensed consolidated financial statements. The unaudited condensed consolidated financial statements have been prepared in accordance with the requirements of Form 10-Q and Rule 10-01 of Regulation S-X. Some information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company. The condensed balance sheet at September 30, 2011 was derived from the Company’s audited financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2011, filed with the SEC on December 27, 2011. The unaudited condensed consolidated financial statements included herein should be read in conjunction with the audited consolidated financial statements and the notes thereto included in that Annual Report on Form 10-K and in the Company’s other SEC filings. Results for the interim period are not necessarily indicative of the results for any other period.

Reclassifications

Certain immaterial prior quarter amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company invests available cash in short-term bank deposits. Cash and cash equivalents include investments with maturities of three months or less at the date of purchase. The carrying value of cash and cash equivalents approximate their fair market value at March 31, 2012 and 2011 due to their short-term nature.

Significant customers and accounts receivable

For the six months ended March 31, 2012 and 2011, the Company’s primary customer was BARDA. For the six months ended March 31, 2012 and 2011, revenues from BARDA comprised 100% of total revenues. As of March 31, 2012 and 2011, the Company’s receivable balances were comprised 100% from this customer. Unbilled accounts receivable, included in accounts receivable, totaling $917,000 and $205,000 as of March 31, 2012 and September 30, 2011, respectively, relate to work that has been performed, though invoicing has not yet occurred. All of the unbilled receivables are expected to be billed and collected within the next 12 months. Accounts receivable are stated at invoice amounts and consist primarily of amounts due from BARDA. If necessary, the Company records a provision for doubtful receivables to allow for any amounts which may be unrecoverable. This provision is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. As of March 31, 2012 and September 30, 2011, an allowance for doubtful accounts was not recorded as the collection history from the Company’s customers indicated that collection was probable.

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. Management believes that the financial risks associated with its cash and cash equivalents and investments are minimal. Because accounts receivable consist primarily of amounts due from the U.S. federal government agencies, management deems there to be minimal credit risk.

Revenue Recognition

Aeolus recognizes revenue in accordance with the authoritative guidance for revenue recognition.  Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery (or passage of title) has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured.

The BARDA Contract is classified as a “cost-plus-fixed-fee” contract. Aeolus recognizes government contract revenue in accordance with the authoritative guidance for revenue recognition including the authoritative guidance specific to federal government contracts. Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and indirect costs. In addition, we receive a fixed fee under the BARDA Contract, which is unconditionally earned as allowable costs are incurred and is not contingent on success factors. Reimbursable costs under the BARDA Contract, including the fixed fee, are recognized as revenue in the period the reimbursable costs are incurred and become billable.

Fair Value of Financial Instruments

The carrying amounts of our short-term financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to their short maturities.

Fair Value Measurements

The Company follows Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC Topic 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The warrant liability is measured at fair market value on a recurring basis as of March 31, 2012 and September 31, 2011 and is summarized below (in thousands):

Fair value at March 31, 2012			Fair value at September 30, 2011
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$16,393	$—	$—	$23,405

The following table summarizes as of March 31, 2012 the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2011	$23,405
Warrants exercised	—
Change in fair value of warrant liability	(7,012)
Balance at March 31, 2012	$16,393

Organization

The accompanying audited consolidated financial statements include the accounts of Aeolus Pharmaceuticals, Inc. and its wholly-owned subsidiary, Aeolus Sciences, Inc. (collectively “we,” “us,” “Company” or “Aeolus”). All significant intercompany accounts and transactions have been eliminated in consolidation.  Aeolus is a Delaware corporation. The Company’s primary operations are located in Mission Viejo, California.

Business

Aeolus is developing a new class of broad-spectrum, catalytic antioxidant compounds based on technology discovered at Duke University and National Jewish Health.  The Company’s lead compound, AEOL 10150, is a metalloporphyrin specifically designed to neutralize reactive oxygen and nitrogen species. The Company is developing AEOL 10150 as a medical countermeasure against the pulmonary effects of radiation exposure under a contract (“BARDA Contract”) valued at up to $118.4 million with the Biomedical Advanced Research and Development Authority (“BARDA”), a division of the Department of Health and Human Services (“HHS”).  Additionally, Aeolus receives development support from the National Institutes of Health (“NIH”) for development of the compound as a medical countermeasure against radiation and chemical exposure.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of Aeolus and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated. The Company uses the equity method to account for its 35.0% ownership interest in CPEC.

Reclassifications

Certain immaterial prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company invests available cash in short-term bank deposits. Cash and cash equivalents include investments with maturities of three months or less at the date of purchase. The carrying value of cash and cash equivalents approximate their fair market value at September 30, 2011 and 2010 due to their short-term nature.

Significant customers and accounts receivable

For the year ended September 30, 2011, the Company’s primary customer was BARDA. For the year ended September 30, 2011, revenues from BARDA comprised 100% of total revenues. As of September 30, 2011, the Company’s receivable balances were comprised 100% from this customer. Unbilled accounts receivable, included in accounts receivable, totaling $205,000 as of September 30, 2011 relate to work that has been performed, though invoicing has not yet occurred. All of the unbilled receivables are expected to be billed and collected within the next 12 months. Accounts receivable are stated at invoice amounts and consist primarily of amounts due from HHS as well as amounts due under reimbursement contracts with other government entities and non-government and philanthropic organizations. If necessary, the Company records a provision for doubtful receivables to allow for any amounts which may be unrecoverable. This provision is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. As of December 31, 2010 and 2009, an allowance for doubtful accounts was not recorded as the collection history from the Company’s customers indicated that collection was probable.

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. Management believes that the financial risks associated with its cash and cash equivalents and investments are minimal. Because accounts receivable consist primarily of amounts due from the U.S. federal government agencies, management deems there to be minimal credit risk.

Revenue Recognition

Aeolus recognizes revenue in accordance with the authoritative guidance for revenue recognition.  Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery (or passage of title) has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured.

The BARDA Contract is classified as a “cost-plus-fixed-fee” contract. Aeolus recognizes government contract revenue in accordance with the authoritative guidance for revenue recognition including the authoritative guidance specific to federal government contracts. Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and indirect costs. In addition, we receive a fixed fee under the BARDA Contract, which is unconditionally earned as allowable costs are incurred and is not contingent on success factors. Reimbursable costs under this BARDA Contract, including the fixed fee, are generally recognized as revenue in the period the reimbursable costs are incurred and become billable.

Fair Value of Financial Instruments

The carrying amounts of our short-term financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to their short maturities.

Fair Value Measurements

The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·         Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

·         Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·         Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The warrant liability is measured at fair market value on a recurring basis as of September 30, 2011 and September 30, 2010 and is summarized below (in thousands):

Fair value at September 30, 2011			Fair value at September 30, 2010
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$ —	$ —	$ 23,405	$ —	$ —	$ 27,549

The following table summarizes, as of September 30, 2011, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2010	$ 27,549
Warrants issued	378
Warrants exercised	(635)
Change in fair value of warrant liability	(3,887)
Balance at September 30, 2011	$ 23,405

Research and Development

Research and development costs are expensed in the period incurred.

Leases

The Company leases office space and office equipment under month to month operating lease agreements. For the years ended September 30, 2011, 2010, and 2009, total rent expense was approximately $18,000, $11,000 and $10,000, respectively.

Income Taxes

Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce net deferred tax assets to the amounts expected to be realized.

Net Income (Loss) Per Common Share

The Company computes basic net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common stock outstanding during the period. The Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common and dilutive potential common shares outstanding during the period. Potential common shares outstanding consist of stock options, convertible debt, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive. Diluted weighted average common shares included incremental shares of approximately 22,828,000 shares for the fiscal year ended September 30, 2011 issuable upon the exercise or conversion of convertible debt, stock options to purchase common stock, convertible preferred stock and warrants to purchase common stock. Diluted weighted average common shares included incremental shares issuable upon conversion of the Notes, but excluded incremental shares of approximately 75,372,000 and 36,954,000 respectively for the fiscal year 2009 and 2008, due to their anti-dilutive effect as a result of the Company’s net loss for the fiscal year 2010 and 2009.

	For the fiscal year ended September 30,
	2011	2010	2009
Numerator:
Net income (loss)	$299	$(25,869)	$(2,296)

Denominator:
Weighted-average number of shares – basic	59,474	49,151	34,789
Dilutive securities – equity awards	22,828	—	—
Weighted-average number of shares – diluted	82,302	49,151	34,789

Earnings per share – basic	$0.01	$(0.53)	$(0.07)
Earnings per share – diluted	$0.00	$(0.53)	$(0.07)

Accounting for Stock-Based Compensation

The Company recognizes stock based compensation expense in the statement of operations based upon the fair value of the equity award amortized over the vesting period.

Segment Reporting

The Company currently operates in one segment.

Warrant Liability

On October 1, 2009, the Company adopted new accounting guidance originally referred to as Emerging Issues Task Force 07-5, recently codified as Accounting Standards Codification (“ASC”) Topic 815. The guidance revised previously existing guidance for determining whether an Instrument (or embedded feature) is indexed to an entity’s own stock. Equity-linked instruments (or embedded features) that otherwise meet the definition of a derivative are not accounted for as derivatives if certain criteria are met, one of which is that the instrument (or embedded feature) must be indexed to the entity’s own stock. The Company applied the new guidance to outstanding instruments as of October 1, 2009. The fair value of the warrants affected by the new guidance at the dates of issuance totaled $8,282,000 and was initially recorded as a component of additional paid-in capital. Upon adoption of the new guidance, the Company recorded a decrease to the opening balance of additional-paid-in capital of $8,142,000 and recorded a decrease to accumulated deficit totaling $4,353,000, representing the decrease in the fair value of the warrants from the date of issuance to October 1, 2009. The fair value of the warrants at October 1, 2009 of $3,789,000 was classified as a liability in the balance sheet.

Increases or decreases in fair value of the warrants are included as a component of other income (expense) in the accompanying statement of operations for the respective period. As of September 30, 2011, the liability for warrants decreased to approximately $23,405,000 from approximately $27,549,000 as of September 30, 2010, resulting in a gain to the statements of operations for the fiscal year ended September 30, 2011 of approximately $3,887,000. The warrant liability and revaluations have not and will not have any impact on the Company’s working capital, liquidity or business operations. Some of the Company's warrants contain terms that limit the number of shares the Company would be required to issue thereunder unless the warrant holder agrees to increase the limit prior to exercise. If the warrants outstanding as of September 30, 2011 were exercised in full without regard to any current exercise limits contained therein, the Company would be required to issue a maximum of 61,039,999 shares of common stock.

Liquidity	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note B - Liquidity

The Company had cash and cash equivalents of $390,000 on March 31, 2012, and $1,186,000 on December 31, 2011.  The decrease in cash was primarily due to cash used in operations.  The Company had accounts receivable of $2,479,000 on March 31, 2012, and $1,677,000 on September 30, 2011, and Accounts payable of $3,376,000 on March 31, 2012, and $2,144,000 on September 30, 2011.

The Company had net income of $2,763,000 (including a non-cash adjustment for decreases in valuation of warrants of $3,324,000) and a net income of $5,740,000 (including a non-cash charge for increases in valuation of warrants of $7,012,000) for the three and six months ended March 31, 2012, respectively. For the same periods, the Company had cash outflows from operations of $1,181,000 and cash outflows from operations of $513,000. The Company expects to incur additional losses and negative cash flow from operations during the remainder of fiscal year 2012 and for potentially several more years.

The BARDA Contract’s value could be up to $118.4 million depending on options exercised by BARDA and the requirements for approval by the U.S. Food and Drug Administration.  Under the BARDA Contract, substantially all of the costs of the development of AEOL 10150 as a medical countermeasure for pulmonary injuries resulting from an acute exposure to radiation from a radiological/nuclear accident or attack, particularly injuries associated with acute radiation syndrome (“ARS”) or Delayed Effects of Acute Radiation Exposure would be paid for by the U.S. government.  The Company recognized $2,231,000 and $4,446,000 in revenue during the three and six months ended March 31, 2012 related to the BARDA Contract.  On April 16, 2012, the Company announced that BARDA had exercised two contract options worth approximately $9,100,000.  The bulk of the options are for the period of performance beginning April 1, 2012 and ending March 31, 2013

The pulmonary sub-syndrome of ARS program supported by the advanced research and development contract with BARDA is fully funded.  Since the terms of the BARDA Contract include provisions to cover some general corporate overhead as well as a small provision for profit, the net impact of the contract on the Company’s liquidity is that its projected cash burn has been reduced, but not eliminated. Certain costs, typically those of being a public company, like legal costs associated with being a public company, IR/PR costs and patent-related costs, are not included in overhead reimbursement in the BARDA Contract.

The Company has incurred significant losses since its inception. At March 31, 2012, the Company’s accumulated deficit was $176,672,000. This raises substantial doubt about our ability to continue as a going concern, which will be dependent on our ability to generate sufficient cash flows to meet the Company’s obligations on a timely basis, obtain additional financing and, ultimately, achieve operating profits through product sales or BARDA procurements. The Company intends to explore strategic and financial alternatives, which may include a merger or acquisition with or by another company, the sale of shares of stock and/or convertible debentures, the establishment of new collaborations for current research programs that include initial cash payments and on-going research support and the out-licensing of our compounds for development by a third party. The Company believes that without additional investment capital it will not have sufficient cash to fund its activities in the near future, and will not be able to continue operating. As such, the Company’s continuation as a going concern is dependent upon its ability to raise additional financing. If the Company is unable to obtain additional financing to fund operations, it will need to eliminate some or all of its activities, merge with another company, sell some or all of its assets to another company, or cease operations entirely. There can be no assurance that the Company will be able to obtain additional financing on acceptable terms or at all, or that the Company will be able to merge with another Company or sell any or all of its assets.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business.

The Company has incurred significant cash outflows from operations of approximately $3,102,000, $2,446,000 and $1,923,000 for the fiscal years ended September 30, 2011, 2010 and 2009, respectively. The Company had net income of approximately $299,000 (including a non-cash gain adjustment for decreases in valuation of warrants of approximately $3,887,000) for the year ended September 30, 2011. The Company had net losses from operations of approximately $25,869,000 (including a non-cash charge for increases in valuation of warrants of $21,347,000) and $2,296,000 for the years end September 30, 2010 and 2009, respectively. The Company expects to incur additional losses and cash outflows from operations for several more years.

As a result of the financings which are discussed more fully in Note G–Stockholders’ Equity, the Company was able to: (i) raise approximately $1,650,000 during the first quarter of fiscal year 2010; (ii) raise additional gross proceeds of $1,650,000 in the fourth quarter of fiscal year 2010; (iii) complete a common stock and warrant financing for gross proceeds of $1,000,000 in the fourth quarter of fiscal year 2010, with the option by the Company to put or holder to call another $1,000,000 during the first quarter of fiscal 2011. During the first quarter of fiscal year 2011, the holder called its option, resulting in gross proceeds of $1,000,000 to the Company.

 If the Company is unable to obtain additional funding for its operations, it will need to eliminate or substantially limit some or all of its activities, merge with another company, sell, lease or license some or all of its assets, or cease operations entirely. There can be no assurance that the Company will be able to obtain additional financing on favorable terms, or at all, or that the Company will be able to merge with another Company or sell, lease or license any or all of its assets. This raises substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments that might result from this uncertainty.

Warrant Liability	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note C - Warrant Liability

Increases or decreases in fair value of the warrants are included as a component of other income (expenses) in the accompanying statement of operations for the respective period. As of March 31, 2012, the aggregate liability for warrants decreased to $16,393,000, resulting in a gain to the statements of operations for the three and six months ended March 31, 2012 of $3,324,000 and $7,012,000, respectively. The warrant liability and revaluations have not and will not have any impact on the Company’s working capital, liquidity or business operations due to the non-cash nature of the liability.

Investments	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Investments

Investment in CPEC LLC

The Company uses the equity method to account for its 35.0% ownership interest in CPEC. During fiscal 2003, CPEC licensed bucindolol, a drug previously under development by the Company for the treatment of heart failure, to ARCA in return for possible future royalty and milestone payments. During fiscal 2008, CPEC declared and paid a dividend of which the Company received $175,000. The dividend was paid upon receipt of a milestone payment by CPEC from ARCA, which was triggered upon the filing of a New Drug Application for bucindolol with the FDA. Also as a result of the filing of the New Drug Application with the FDA, the Company was obligated to pay $413,000, which the Company elected to pay in the form of stock to the majority owner of CPEC who in turn paid the original licensors of bucindolol per the terms of the 1994 Purchase Agreement of CPEC. On November 6, 2009, we issued 1,099,649 shares to the majority owner of CPEC to satisfy the obligation.

CPEC had $91,000 of net assets at each of September 30, 2011 and 2010. Aeolus’ share of CPEC’s net assets is included in other assets and the Company has no operations or activities unrelated to the out licensing of bucindolol.

Note Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note D - Note Payable

Elan Note Payable

In August 2002, Aeolus borrowed $638,000 from Elan Corporation, plc (“Elan”) pursuant to a promissory note. The note payable accrued interest at 10% compounded semi-annually. The note was convertible at the option of Elan into shares of the Company’s Series B non-voting convertible preferred stock (“Series B Stock”) at a rate of $43.27 per share. The original note matured on December 21, 2006. However, in February 2007, the Company and Elan terminated the note, the Company paid $300,000 in cash to Elan and Elan forgave $225,000 of the note payable. Elan and the Company entered into a new two-year note payable in the amount of $453,000 under substantially the same terms as the original note. In February 2009, the Company and Elan agreed to amend the new note payable to extend its maturity date from February 7, 2009 to February 7, 2011 and increased the interest rate of the convertible promissory note from 10% to 11% effective February 7, 2009. As of the date of the amendment, an aggregate of $553,000 in principal and interest was outstanding under the convertible promissory note. In the event of a default under the terms of the convertible promissory note, Elan had the right to demand immediate payment of all amounts outstanding under the note. For purposes of the note, an event of default included, among other items, a default in the payment of the note principal or interest when due and payable, an uncured breach by the Company of its obligations to Elan pursuant the agreements under which the convertible promissory note was issued, an inability of the Company to pay its debts in the normal course of business, the cessation of business activities by the Company (other than as a result of a merger or consolidation with a third party) without Elan’s prior written consent and the appointment of a liquidator, receiver, administrator, examiner, trustee or similar officer of the Company or over all or substantially all of its assets under the law.

During the term of the note payable, Elan had the option to convert the note into shares of Series B Stock at a rate of $9.00 per share. Upon the maturity of the note payable, Aeolus had the option to repay the note either in cash or in shares of Series B Stock and warrants having a then fair market value equal to the amount due under the note; provided that the fair market value used for calculating the number of shares to be issued would not be less than $13.00 per share.

On February 7, 2011, the maturity date of the note, Aeolus elected to exercise its right to repay the note, with a maturity value of $663,000, by issuing 50,993 shares of Series B Stock and a warrant to purchase an aggregate of 896,037 shares of Series B Stock at an exercise price of $0.01 per share. The warrant has a term of five years, a cashless exercise provision and customary anti-dilution adjustments in the event of stock splits, stock combination, reorganizations and similar events. In connection with the issuance, Aeolus amended its certificate of incorporation on February 7, 2011 to increase the authorized number of shares of Series B Stock from 600,000 to 1,600,000. The fair value of the warrants issued on February 7, 2011 was estimated to be $452,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 93.3%, risk free interest rate of 2.39% and an expected life of five years.

Senior Convertible Notes to Related Parties

On August 1, 2008, the Company entered into a Securities Purchase Agreement (the “SCN Purchase Agreement”) with three accredited institutional investors (the “August 2008 Investors”) pursuant to which the Company agreed to sell, to the August 2008 Investors, units comprised of senior unsecured convertible notes of the Company (the “Notes”), in an aggregate principal amount of up to $5,000,000, which bear interest at a rate of 7% per year and mature on the 30-month anniversary of their date of issuance, and warrants to purchase up to an aggregate of 10,000,000 additional shares of the Company’s common stock (the “August 2008 Warrant Shares”), each with an initial exercise price of $0.50 per share, subject to adjustment as provided in the warrant agreements (the “August 2008 Warrants”). Each unit (collectively, the “August 2008 Units”) is comprised of $1,000 in Note principal and August 2008 Warrants to purchase up to 2,000 shares of the Company’s common stock, and has a purchase price of $1,000.

On August 1, 2008, pursuant to the SCN Purchase Agreement, the Company sold and issued to the August 2008 Investors, an aggregate of 500 August 2008 Units comprised of Notes in the aggregate principal amount of $500,000 and August 2008 Warrants to purchase up to 1,000,000 shares of common stock for an aggregate purchase price of $500,000 (the “SCN Financing”).

On each of September 4, 2008, October 1, 2008, November 3, 2008 and December 1, 2008, the Company sold and issued to the August 2008 Investors an aggregate of 125 August 2008 Units comprised of Notes in the aggregate principal amount of $125,000 and August 2008 Warrants to purchase up to 250,000 shares of common stock for an aggregate purchase price of $125,000 (the “Subsequent Financings”).

The Notes issued in the SCN Financing and the Subsequent Financings had an initial conversion price of $0.35 per share, subject to adjustment as provided in the Notes. In addition, the August 2008 Investors had the option to purchase up to an additional 4,000 August 2008 Units, in one or more closings at their sole option at any time on or before December 31, 2013.

Interest on the Notes accrued at the rate of 7.0% per annum from the date of issuance, and was payable semi-annually, on January 31 and July 31 of each year. Interest was payable, at the Company’s sole election, in cash or shares of common stock, to holders of Notes on the record date for such interest payments, with the record dates being each January 15 and July 15 immediately preceding an interest payment date. The effective interest rate of the Notes, including the effect of the amortization of the embedded conversion feature and the note discount, was 39.4%.

The net proceeds to the Company from the sale of 1,000 August 2008 Units in the SCN Financing and Subsequent Financing, after deducting for expenses, were approximately $844,000. The Company used the net proceeds to fund the development of AEOL 10150 and to fund ongoing operations of the Company. Offering costs of the private placement were $156,000 and were allocated to the Notes and August 2008 Warrants based upon their respective fair values. The offering costs attributed to the Notes in the amount of $100,000 were capitalized as Debt Issuance Costs. The Debt Issuance Costs were amortized over the life of the Notes in the SCN Financing.

Pursuant to the Securities Purchase and Exchange Agreement dated October 6, 2009 (the “October 2009 Purchase Agreement”), as more fully described in Note G – Stockholders’ Equity, the holders of the Notes agreed to convert all $1,000,000 in principal amount of the Notes into common stock at a conversion rate of $0.35 per share and to exchange their remaining option to purchase an additional $4,000,000 in Notes for warrants to purchase up to 14,285,714 shares of common stock with an initial exercise price of $0.28 per share, subject to adjustment as provided in the warrants.

On December 24, 2009, the Company entered into an amendment (the “Amendment”) to the October 2009 Purchase Agreement, pursuant to which the Company agreed to lower the conversion price of the Notes from $0.35 per share to $0.28 per share and as a result, issued an additional 714,286 shares of common stock to the former holders of the Notes. The Amendment was executed to resolve a misunderstanding regarding one of the financing terms in the October 6, 2009 financing between the Company and the investors in the financing. The Company did not receive any proceeds from the issuance. As a result of the Amendment and the issuance of the additional shares, the Company recorded a charge of $343,000 in the Statement of Operations as interest expense for the value of the shares issued on the date of issuance.

Affiliates of Xmark Opportunity Partners, LLC were the sole investors in the SCN Financing. Together with its affiliates, Xmark Opportunity Partners, LLC beneficially owned approximately 52% of the Company’s outstanding common stock prior to the SCN Financing. Xmark Opportunity Partners, LLC is the sole manager of Goodnow Capital, LLC (“Goodnow”) and possesses sole power to vote and direct the disposition of all securities of the Company held by Goodnow. Goodnow has the right to designate up to two directors for election to the Company’s Board of Directors, pursuant to the terms of a purchase agreement between Goodnow and the Company. David C. Cavalier, a current director of the Company and Managing Partner of Xmark Opportunity Partners LLC, is President of Goodnow. The transaction was evaluated by the Company’s management and the Board of Directors for fairness to ensure the terms were reasonable given the related party nature of the SCN Financing by providing an option for non-related party investors to participate in the transaction.

Elan Note Payable

In August 2002, Aeolus borrowed $638,000 from Elan Corporation, plc (“Elan”) pursuant to a promissory note. The note payable accrued interest at 10% compounded semi-annually. The note was convertible at the option of Elan into shares of the Company’s Series B non-voting convertible preferred stock (“Series B Stock”) at a rate of $43.27 per share. The original note matured on December 21, 2006. However, in February 2007, the Company and Elan terminated the note, the Company paid $300,000 in cash to Elan, Elan forgave $225,000 of the note payable and Elan and the Company entered into a new two-year note payable in the amount of $453,000 under substantially the same terms as the original note. In February 2009, the Company and Elan agreed to amend the new note payable to extend its maturity date from February 7, 2009 to February 7, 2011 and increased the interest rate of the convertible promissory note from 10% to 11% effective February 7, 2009. As of the date of the amendment, an aggregate of $553,000 in principal and interest was outstanding under the convertible promissory note. In the event of an event of default under the convertible promissory note, Elan may demand immediate payment of all amounts outstanding under the note. For purposes of the note, an event of default includes, among other items, a default in the payment of the note principal or interest when due and payable, an uncured breach by the Company of its obligations to Elan pursuant the agreements under which the convertible promissory note was issued, an inability of the Company to pay its debts in the normal course of business, the cessation of business activities by the Company (other than as a result of a merger or consolidation with a third party) without Elan’s prior written consent and the appointment of a liquidator, receiver, administrator, examiner, trustee or similar officer of the Company or over all or substantially all of its assets under the law.

During the term of the note payable, Elan has the option to convert the note into shares of Series B Stock at a rate of $9.00 per share. Upon the maturity of the note payable, Aeolus has the option to repay the note either in cash or in shares of Series B Stock and warrants having a then fair market value equal to the amount due under the note; provided that the fair market value used for calculating the number of shares to be issued will not be less than $13.00 per share. As of September 30, 2010 and 2009, the outstanding balance, including interest, on the note payable to Elan was approximately $663,000 and 594,000, respectively.

On February 7, 2011, the due date of the loan, Aeolus elected to exercise its right to repay the note, with a maturity value of approximately $663,000, with 50,993 shares of Series B Stock and a warrant to purchase an aggregate of 896,037 shares of Series B Stock at an exercise price of $0.01 per share. The warrant has a term of five years, a cashless exercise provision and customary anti-dilution adjustments in the event of stock splits, stock combination, reorganizations and similar events. In connection with the issuance, Aeolus amended its certificate of incorporation on February 7, 2011 to increase the authorized number of shares of Series B Stock from 600,000 to 1,600,000. The fair value of the warrants issued on February 7, 2011 was estimated to be $452,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 93.3%, risk free interest rate of 2.39% and an expected life of five years.

Stockholder' Equity	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note E - Stockholders' Equity

 Preferred Stock

The Certificate of Incorporation of Aeolus authorizes the issuance of up to 10,000,000 shares of Preferred Stock, at a par value of $.01 per share. The Board of Directors has the authority to issue Preferred Stock in one or more series, to fix the designation and number of shares of each such series, and to determine or change the designation, relative rights, preferences, and limitations of any series of Preferred Stock, without any further vote or action by the stockholders of the Company.

Of the 10,000,000 shares of total authorized shares of Preferred Stock, 1,250,000 shares are designated as Series A Convertible Preferred Stock and 1,600,000 shares are designated as Series B Stock. The Series B Stock is not entitled to vote on any matter submitted to the vote of holders of the common stock except that the Company must obtain the approval of a majority of the outstanding shares of Series B Stock to either amend the Company’s Certificate of Incorporation in a manner that would adversely affect the Series B Stock (including by creating an additional class or series of stock with rights that are senior or pari passu to the Series B Stock) or change the rights of the holders of the Series B Stock in any other respect. Each share of Series B Stock is convertible at any time by the holder thereof into one share of the Company’s common stock, provided that no conversion may be effected that would result in the holders of Series B Stock owning more than 9.9% of the Company’s common stock on a fully converted to common stock basis. If the Company pays a cash dividend on its common stock, it must also pay the same dividend on an as converted basis on the Series B Stock. Upon a liquidation, dissolution, bankruptcy or winding up of the Company or the sale of all or substantially all of the Company’s assets, the holders of Series B Stock will be entitled to receive, together with the holders of common stock, the assets of the Company in proportion to the number of shares of common stock held (assuming conversion of the Series B Stock into shares of common stock).

As of March 31, 2012, no shares of Series A stock were outstanding; 526,080 shares of Series B Stock were outstanding, all of which were held by Elan. Each share of Series B Stock was convertible into one share of common stock as of March 31, 2012.

There were no shares of Series A Convertible Preferred Stock issued or outstanding as of March 31, 2012.

Common Stock

March 2012 Financing

On March 30, 2012 and April 4, 2012, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Purchasers”). Under the terms of the agreement, the Company received $660,000 in gross proceeds in exchange for the issuance of an aggregate of approximately 2,200,166 units (the “Units”), consisting of 2,200,166 shares of common stock and 1,650,126 warrants, at a purchase price of $0.30 per unit. Each Unit consists of (i) one share of common stock (the “Common Shares”) and (ii) a five year warrant to purchase 0.75 of a share of the Company’s common stock (the “Warrants”). The Warrants have an initial exercise price of $0.40 per share.

On March 30, 2012, the Company received $530,000 in gross proceeds in exchange for the issuance of an aggregate of 1,766,833 Units, which consisted of 1,766,833 shares of common stock and 1,325,126 warrants.

On April 4, 2012, the Company received $130,000 in gross proceeds in exchange for the issuance of an aggregate of approximately 433,333 Units, which consisted of 433,333 shares of common stock and 325,000 warrants.

Net cash proceeds from the March 2012 Financing, after deducting for expenses, were $645,000. The Company also incurred non-cash expenses in the form of 12,501 warrants issued to consultants, at similar terms as the financing Warrants, for services provided. The Company issued a total of 1,337,627 warrants as of March 30, 2012 in connection with the March 2012 Financing.

The fair value of the March 2012 Financing warrants was estimated to be $363,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 150.74%, risk free interest rate of 1.04% and an expected life of five years. The proceeds from the March 2012 Financing were allocated based upon the relative fair values of the March 2012 Financing Warrants and the March 2012 Common Shares.

The March 2012 Financing contains a registration rights agreement with an arrangement for liquidated damages in the event of a failure to file with the SEC a registration statement covering the March 2012 Financing Units. The Company has 45 days after the closing date, March 30, 2012 and April 4, 2012, to file the registration statement. In the event the registration statement is not timely filed, the Company will be required to make a cash payment of 0.5% of the aggregate amount invested to the Purchasers of the March 2012 Financing Units. The 0.5% payment equaling $3,300 would be due after each 30 day period following the closing date for a maximum of 6 months. The maximum liability would be $18,150.  As of March 30, 2012, no liability was recorded as the Company expects to timely file the registration statement.

August 2010 Financing

On August 12, 2010, the Company announced an additional financing (the “August 2010 Financing”) with certain existing investors (the “August 2010 Investors”). Under the terms of the agreement, the Company received $1.0 million in gross proceeds in exchange for the issuance of 2.5 million shares of common stock and warrants to purchase up to 1,875,000 shares at an exercise price of $0.50 per share. The Company also granted to the August 2010 Investors the option to acquire, collectively, up to an additional 2,500,000 units, comprised of an aggregate of 2,500,000 shares of common stock and warrants to purchase up to an aggregate of 1,875,000 additional shares of common stock at an exercise price of $0.50 (the “August 2010 Call Option”). In addition, the August 2010 Investors granted to the Company the option to require these August 2010 Investors, severally and not jointly, to acquire up to 2,500,000 additional units, less any additional units acquired under the August 2010 Call Option, at the per additional unit purchase price of $0.40 (the “August 2010 Put Option”).

Net cash proceeds from the August 2010 Financing, after deducting for expenses, were $900,000.

The fair value of the August 2010 Financing warrants was estimated to be $542,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 91.83%, risk free interest rate of 2.08% and an expected life of seven years. The proceeds from the August 2010 Financing were allocated based upon the relative fair values of the August 2010 Financing warrants and the August 2010 Shares. Due to the variable strike price provision of the August 2010 Financing warrants, these warrants were deemed to be a liability under current accounting guidance and, as a result, the warrant liability was increased by $542,000, of which $179,000 was recorded as a charge to the Statement of Operations, and $363,000 of proceeds from the August 2010 Financing was allocated to the value of the August 2010 Warrants.

On December 28, 2010, the investors exercised their Call Option and the Company received $1.0 million in proceeds in exchange for 2,500,000 common shares and 1,875,000 warrants, with an initial exercise price of $0.50 per share, subject to adjustment as provided in the warrants (the “Additional Warrants”). The Additional Warrants are exercisable for a seven-year period from their date of issuance; contain a “cashless exercise” feature that allows the holder to exercise the Additional Warrants without a cash payment to the Company under certain circumstances; contain a dividend participation right which allows the holder to receive any cash dividends paid on the common stock without exercising the Additional Warrant; contain a provision that provides for the reduction of the exercise price to $0.01 in the event of any such payment of cash dividends by the Company or upon a change of control; and contain anti-dilution provisions in the event of a stock dividend or split, dividend payment or other issuance, reorganization, recapitalization or similar event.

The net proceeds to the Company from the December 2010 financing, after deducting for expenses, were $990,000.

The fair value of the August 2010 Call Option warrants was estimated to be $912,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 90.51%, risk free interest rate of 2.89% and an expected life of seven years. The proceeds from the August 2010 Call Option exercise were allocated based upon the relative fair values of the August 2010 Call Option warrants and the August 2010 Put Option shares. Due to the variable strike price provision of the August 2010 Call Option warrants, these warrants were deemed to be a liability under current accounting guidance and as a result the warrant liability was increased by $912,000 of which $534,000 was recorded as a charge to the Statement of Operations and $378,000 of proceeds from the August 2010 Call Option exercise was allocated to the value of the August 2010 Call Option warrants.

Dividends

The Company has never paid a cash dividend on its common stock and does not anticipate paying cash dividends on its common stock in the foreseeable future. If the Company pays a cash dividend on its common stock, it also must pay the same dividend on an as converted basis on its outstanding Series B Stock. In addition, under the terms of the warrants to purchase up to 59,149,999 shares of the Company’s common stock issued to Xmark Opportunity Partners, LLC or its affiliates in four transactions (on each of October 6, 2009, July 30, 2010, August 11, 2010 and December 31, 2010), if the Company were to pay a dividend on its common stock, the exercise price of these warrants would be reset from $0.28 per share or $0.50 per share, as applicable, to $0.01 per share and the warrant holders would also be entitled to receive any such dividend paid.

Warrants

As of March 31, 2012, warrants to purchase an aggregate of 62,377,626 shares of common stock were outstanding with a weighted average exercise price of $0.30 per share. Details of the warrants for common stock outstanding at March 31, 2012 are as follows:

Number of Shares	Exercise Price	Expiration Date
940,000	$0.28	May 2012
100,000	$0.45	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
1,337,627	$0.40	March 2017
11,785,714	$0.28	July 2017
1,875,000	$0.50	August 2017
1,875,000	$0.50	December 2017
62,377,626	$0.30

As of March 31, 2012, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. The warrant has an exercise price of $0.01 per share and expires on February 2016.

Below is a summary of warrant activity (“common and preferred”) for the six months ended March 31, 2012:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2011	61,936,036	$0.30	5.13	$8,257,575
Granted	1,337,627	$0.40	5.00	$-
Exercised	-	$-	-	$-
Expired or Canceled	-	$-	-	$-
Forfeited	-	$-	-	$-
Vested	-	$-	-	$-
Outstanding at 3/31/2012	63,273,663	$0.30	4.64	$1,672,831

Below is a summary of warrant activity (“common and preferred”) for the six months ended March 31, 2011:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2010	66,901,667	$0.34	5.45	$16,278,267
Granted	2,771,037	$0.56	8.17	$187,500
Exercised	(1,311,667)	$0.28	0.84	$573,350
Expired or Canceled	-	$-	-	$-
Forfeited	-	$-	-	$-
Vested	-	$-	-	$-
Outstanding at 3/31/2011	68,361,037	$0.35	5.16	$18,433,500

Basis of Presentation

Preferred Stock

The Certificate of Incorporation of Aeolus authorizes the issuance of up to 10,000,000 shares of Preferred Stock, at a par value of $0.01 per share, of which 1,250,000 shares are designated Series A Convertible Preferred Stock and 1,600,000 shares are designated Series B Convertible Preferred Stock. The Board of Directors has the authority to issue Preferred Stock in one or more series, to fix the designation and number of shares of each such series, and to determine or change the designation, relative rights, preferences, and limitations of any series of Preferred Stock, without any further vote or action by the stockholders of the Company.

In January 2001, Aeolus issued to Elan 28,457 shares of Series B Stock. In February 2002, the Company issued 58,883 additional shares of Series B Stock and 480,000 shares of common stock to Elan in exchange for the retirement of a $1,400,000 note payable to Elan. In May 2002, the Company sold 416,204 shares of Series B Stock to Elan for $3,000,000. On January 14, 2005, Elan converted 28,457 shares of the Series B Stock into 28,457 shares of common stock. As of September 30, 2011 and 2010, 526,080 and 475,087 shares of Series B Stock were outstanding, respectively. There are no shares of Series A Convertible Preferred Stock issued or outstanding.

With respect to dividend rights and rights upon liquidation, winding up and dissolution, the Series B Stock ranks pari passu with the common stock. Subject to any rights of senior stock, holders of Series B Stock are entitled to receive dividends or distributions as, when and if declared by the Board of Directors. In the event the Board of Directors declares a dividend or distribution with respect to the outstanding common stock, the holders of Series B Stock are entitled to receive the amount of dividends per share in the same form payable on the common stock based on the largest number of shares of common stock issuable upon conversion of the outstanding Series B Stock. In the event of a liquidation, winding up or dissolution of the Company, subject to any rights of senior stock, the holders of Series B Stock are entitled to receive, pari passu with the holders of the common stock, the assets of the Company based on the largest number of shares of common stock issuable upon conversion of the outstanding Series B Stock.

Each share of Series B Stock is convertible into one share of common stock. The Series B Stock can be converted into common stock at any time upon the election of the holders of the Series B Stock except to the extent such conversion would result in the holders of Series B Stock owning in the aggregate more than 9.99% of the outstanding common stock.

The Series B Stock is not entitled to vote on any matter submitted to the vote of holders of the common stock except that the Company must obtain the approval of a majority of the outstanding shares of Series B Stock to either amend the Company’s Certificate of Incorporation in a manner that would adversely affect the Series B Stock (including by creating an additional class or series of stock with rights that are senior or pari passu to the Series B Stock) or change the rights of the holders of the Series B Stock in any other respect.

Common Stock

August-December 2008 Financing

In connection with the Senior Convertible Note Financing, Aeolus issued warrants to purchase 2,000,000 shares at an exercise price of $0.50 per share with a five year term. The fair value of the warrants issued on August 1, 2008 was estimated to be $282,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 128%; risk free interest rate of 3.2%; and an expected life of five years. The fair value of the warrants issued on September 4, 2008 was estimated to be $53,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 130%, risk free interest rate of 3.0%; and an expected life of five years. The fair value of the warrants issued on October 1, 2008 was estimated to be $93,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 133%, risk free interest rate of 2.9%; and an expected life of five years. The fair value of the warrants issued on November 3, 2008 was estimated to be $76,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 139%, risk free interest rate of 2.7%; and an expected life of five years. The fair value of the warrants issued on December 1, 2008 was estimated to be $75,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 138%, risk free interest rate of 1.7%; and an expected life of five years.

March 2009 Financing

On March 30, 2009, Aeolus entered into a Securities Purchase Agreement (the “Purchase Agreement”) with two accredited institutional investors (the “March 2009 Investors”) pursuant to which the Company sold and issued to the March 2009 Investors in a private placement an aggregate of 5,357,143 units (the “March 2009 Units”), comprised of an aggregate of 5,357,143 shares of common stock of the Company and warrants to purchase up to an aggregate of 13,392,857 additional shares of common stock (the “March 2009 Warrants”), with an initial exercise price of $0.35 per share, subject to adjustment as provided in the March 2009 Warrants, with each March 2009 Unit representing one share of common stock and a March 2009 Warrant to purchase two-and-one-half shares of common stock, at a purchase price of $0.28 per March 2009 Unit for aggregate gross proceeds of $1,500,000 (collectively, the “March 2009 Financing”). The March 2009 Warrants are exercisable for a five year period from their date of issuance; contain a “cashless exercise” feature that allows the holder to exercise the March 2009 Warrants without a cash payment to the Company under certain circumstances; contain a dividend participation right which allows the holder to receive any cash dividends paid on the Company’s common stock without exercising the March 2009 Warrant and contain a provision that provides for the reduction of the exercise price to $0.01 in the event of any such payment of cash dividends by the Company; and contain standard anti-dilution provisions that provide for the adjustment of the exercise price and the number of shares of common stock that can be purchased in the event of a financing at a price per share below the exercise price, a stock dividend or split, dividend payment or other issuance, reorganization, recapitalization or similar event.

The fair value of the March 2009 Warrants was estimated to be $4,129,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; risk free interest rate of 1.7%; expected volatility of 164%; and an expected life of five years.

Offering costs of the March 2009 Financing were $91,000 resulting in net proceeds to the Company of approximately $1,400,000. The Company has used, and intends to continue to use, the net proceeds from the March 2009 Financing to finance the development of AEOL 10150 and to fund ongoing operations of the Company. Affiliates of Xmark Opportunity Partners, LLC were the sole investors in the March 2009 Financing.

As a result of the March 2009 Financing, the Company was required to lower the exercise price of 4,687,000 warrants previously issued in November 2005 and May 2007 to $0.28 per share, the purchase price of the March 2009 Units. As a result of the change in the exercise price, these warrants were revalued resulting in an increase in the value of $38,000, which was charged to the statement of operations during the second quarter of fiscal year 2009.

October 2009 Financing

On October 6, 2009, the Company entered into the October 2009 Purchase Agreement with several accredited institutional investors (the “October 2009 Investors”) pursuant to which the Company sold and issued to the October 2009 Investors in a private placement an aggregate of 5,892,857 units (the “October 2009 Units”), comprised of an aggregate of 5,892,857 shares of common stock (the “October 2009 Shares”) and warrants to purchase up to an aggregate of 11,785,714 additional shares of common stock (the “October 2009 Warrants”), with an initial exercise price of $0.28 per share, subject to adjustment as provided in the October 2009 Warrants, with each October 2009 Unit representing one share of common stock and a October 2009 Warrant to purchase two shares of common stock, at a purchase price of $0.28 per October 2009 Unit for aggregate gross proceeds of $1,650,000 (collectively, the “October 2009 Financing”). The October 2009 Warrants are exercisable for a seven year period from their date of issuance; contain a “cashless exercise” feature that allows the holder to exercise the October 2009 Warrants without a cash payment to the Company under certain circumstances; contain a dividend participation right which allows the holder to receive any cash dividends paid on the common stock without exercising the October 2009 Warrant and contain a provision that provides for the reduction of the exercise price to $0.01 in the event of any such payment of cash dividends by the Company or upon a change of control and contain anti-dilution provisions in the event of a stock dividend or split, dividend payment or other issuance, reorganization, recapitalization or similar event.

The Company also granted to the October 2009 Investors the option to acquire, collectively, up to an additional 5,892,857 October 2009 Units (the “Additional Units”), comprised of an aggregate of 5,892,857 shares of common stock and warrants to purchase up to an aggregate of 11,785,714 additional shares of common stock at the per Additional Unit purchase price of $0.28 (the “October 2009 Call Option”). In addition, the October 2009 Investors granted to the Company the option to require these October 2009 Investors, severally and not jointly, to acquire up to 5,892,857 Additional Units, less any Additional Units acquired under the October 2009 Call Option, at the per Additional Unit purchase price of $0.28 (the “October 2009 Put Option”). The October 2009 Call Option was exercisable at any time, and from time to time, on or prior to June 30, 2010. The October 2009 Put Option was exercisable at any time from June 30, 2010 to July 30, 2010. On July 30, 2010, the Company exercised the October 2009 Put Option in full for $1,650,000 in gross cash proceeds and issued 5,892,857 shares of common stock and 11,785,714 warrants to the October 2009 Investors.

In addition, the October 2009 Investors agreed to convert all $1,000,000 in principal amount of the Notes into common stock of the Company at a conversion rate of $0.35 per share (the “Conversion Shares”), which was subsequently lowered to $0.28 as discussed below, and to exchange their remaining option to purchase an additional $4,000,000 in Notes for warrants to purchase up to 14,285,714 shares of common stock in substantially the same of form and terms of the October 2009 Warrants issued in the October 2009 Financing, including an initial exercise price of $0.28 per share, subject to adjustment as provided in the warrants (the “Note Warrants”). As consideration for the October 2009 Investors to convert the Notes, the Company agreed to exchange warrants to purchase up to 2,000,000 shares of common stock issued to the October 2009 Investors in connection with the sale of the Notes, warrants to purchase up to 2,150,000 shares of common stock issued to the October 2009 Investors and one of their affiliates in connection with a financing completed in November 2005 and warrants to purchase up to 13,392,857 shares of common stock issued to the October 2009 Investors in connection with a financing completed in March 2009 (collectively, the “Prior Warrants”) for warrants to purchase up to an aggregate of 17,542,857 shares of common stock in substantially the same form and terms of the October 2009 Warrants issued in the October 2009 Financing, including an initial exercise price of $0.28 per share, subject to adjustment pursuant to the warrants (the “Exchange Warrants”) (collectively, the “Conversion”).

In connection with the October 2009 Financing and the Conversion, the Company also entered into a Registration Rights Agreement (the “October 2009 Rights Agreement”) with the October 2009 Investors. In addition, the October 2009 Investors agreed to terminate the Company’s Registration Rights Agreements dated November 21, 2005 and March 30, 2009. Pursuant to the October 2009 Rights Agreement, the Company agreed to file one or more registration statements (collectively, the “Registration Statements”) with the Securities and Exchange Commission (the “SEC”) covering the resale of the October 2009 Shares, the Conversion Shares and all shares of common stock issuable upon exercise of the October 2009 Warrants, the Note Warrants and the Exchange Warrants (collectively, the “Registrable Securities”) upon demand of the holders of a majority of the Registrable Securities (a “Demand Registration”). Such holders have the right to two Demand Registrations, subject to certain exceptions. In the event the holders exercise their right to a Demand Registration, the Company has agreed to file a Registration Statement to register the resale of the Registrable Securities within a certain number of days after the request and to use commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC as soon as practicable after the filing thereof. The Company also agreed to use its commercially reasonable efforts to keep the Registration Statements effective for a specified period.

The net proceeds to the Company from the October 2009 Financing, after deducting for expenses, were approximately $1,600,000. The Company has used, and intends to continue to use, the net proceeds from the October 2009 Financing to finance animal efficacy studies in Acute Radiation Syndrome, the development of AEOL 10150 and ongoing operations of the Company.

The fair value of the October 2009 Warrants, the Note Warrants and the Exchange Warrants was estimated to be $10,585,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 93%; risk free interest rate of 2.9%; and an expected life of seven years. The fair value of the Prior Warrants cancelled on October 6, 2009 was $3,352,000. The proceeds from the October 2009 Financing were allocated based upon the relative fair values of the October 2009 Warrants and the October 2009 Shares. Due to the anti-dilution provisions of the October 2009 Warrants, the Note Warrants and the Exchange Warrants, these warrants were deemed to be a liability under current accounting guidance and as a result the warrant liability was increased by $7,233,000, of which $6,213,000 was recorded as a charge to the Statement of Operations, and $1,020,000 of proceeds from the October 2009 Financing was allocated to the value of the October 2009 Warrants.

Affiliates of Xmark Opportunity Partners, LLC were the sole investors in the October 2009 Financing and, together with the Company, were the sole participants in the Conversion. Together with its affiliates, Xmark Opportunity Partners, LLC beneficially owned approximately 71% of the Company’s outstanding common stock prior to the October 2009 Financing and the Conversion. Xmark Opportunity Partners, LLC is the sole manager of Goodnow and possesses sole power to vote and direct the disposition of all securities of the Company held by Goodnow. Goodnow has the right to designate up to two directors for election to the Company’s Board of Directors pursuant to the terms of a purchase agreement between Goodnow and the Company. David C. Cavalier, a current employee, director and Chairman of the Board of the Company, and Managing Partner of Xmark Opportunity Partners LLC, is President of Goodnow.

On December 24, 2009, the Company entered into an amendment (the “Amendment”) to the October 2009 Purchase Agreement pursuant to which the Company agreed to lower the conversion price of the Notes from $0.35 per share to $0.28 per share and as a result, issued to the investors in the Company’s October 2009 Financing an additional 714,286 shares of the Company’s common stock upon conversion of the Notes (the “Issuance”). The Agreement was executed to resolve a misunderstanding regarding one of the financing terms between the Company and the October 2009 Investors. The Company did not receive any proceeds from the Issuance. The fair value of the common stock on the date of issuance was $343,000 and was charged to the Statement of Operations as interest expense.

On July 30, 2010, the Company exercised the October 2009 Put Option. As a result of the exercise, the Company received $1.65 million in gross proceeds from the investors in exchange for 5,892,857 additional Units (the “Additional Units”), comprised of an aggregate of 5,892,857 shares of common stock and warrants to purchase up to an aggregate of 11,785,714 additional shares of common stock at a purchase price of $0.28 per share.

Net cash proceeds from the exercise of the October 2009 Put Option were approximately $1.6 million after legal costs associated with the exercise and subsequent issuance of stock and warrants.

The fair value of the October 2009 Put Option Warrants exercised on July 30, 2010 was estimated to be $3,911,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 92.0%, risk free interest rate of 2.30% and an expected life of seven years. The proceeds from the October 2009 Put Option exercise were allocated based upon the relative fair values of the October 2009 Put Option Warrants and the October 2009 Put Option Shares. Due to the anti-dilution provisions of the October 2009 Put Option Warrants, these warrants were deemed to be a liability under current accounting guidance and as a result the warrant liability was increased by $3,911,000 of which $2,882,000 was recorded as a charge to the Statement of Operations and $1,029,000 of proceeds from the October 2009 Put Option exercise was allocated to the value of the October 2009 Put Option Warrants.

August 2010 Financing

On August 12, 2010, the Company announced an additional financing with certain existing investors (the “August 2010 Investors”). Under the terms of the agreement, the Company received $1,000,000 in gross proceeds in exchange for the issuance of 2,500,000 shares of common stock and warrants to purchase up to 1,875,000 shares at an exercise price of $0.50 per share. The Company also granted to the August 2010 Investors the option to acquire, collectively, up to an additional 2,500,000 units, comprised of an aggregate of 2,500,000 shares of common stock and warrants to purchase up to an aggregate of 1,875,000 additional shares of common stock at an exercise price of $0.50 (the “August 2010 Call Option”). In addition, the August 2010 Investors granted to the Company the option to require these August 2010 Investors, severally and not jointly, to acquire up to 2,500,000 additional units, less any additional units acquired under the August 2010 Call Option, at the per additional unit purchase price of $0.40 (the “August 2010 Put Option”). On December 28, 2010, the investors exercised their Call Option and the Company received $1 million in proceeds in exchange for 2,500,000 common shares and 1,875,000 warrants.

Net cash proceeds from the August 2010 Financing, after deducting for expenses, were approximately $900,000.

The fair value of the August 2010 Warrants was estimated to be $542,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 91.83%; risk free interest rate of 2.08%; and an expected life of seven years. The proceeds from the August 2010 financing were allocated based upon the relative fair values of the August 2010 Warrants and the August 2010 Shares. Due to the anti-dilution provisions of the August 2010 Warrants, these warrants were deemed to be a liability under current accounting guidance and, as a result, the warrant liability was increased by $542,000 of which $179,000 was recorded as a charge to the Statement of Operations and $363,000 of proceeds from the August 2010 financing was allocated to the value of the August 2010 Warrants.

On December 28, 2010, the investors exercised their Call Option and the Company received $1,000,000 in proceeds in exchange for 2,500,000 common shares and 1,875,000 warrants, with an initial exercise price of $0.50 per share, subject to adjustment as provided in the warrants (the “Additional Warrants”). The Additional Warrants are exercisable for a seven-year period from their date of issuance; contain a “cashless exercise” feature that allows the holder to exercise the Additional Warrants without a cash payment to the Company under certain circumstances; contain a dividend participation right which allows the holder to receive any cash dividends paid on the Common Stock without exercising the Additional Warrant; contain a provision that provides for the reduction of the exercise price to $0.01 in the event of any such payment of cash dividends by the Company or upon a change of control; and contain anti-dilution provisions in the event of a stock dividend or split, dividend payment or other issuance, reorganization, recapitalization or similar event.

The net cash proceeds to the Company from the December 2010 financing, after deducting for expenses, were approximately $990,000.

The fair value of the August 2010 Call Option warrants was estimated to be $912,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 90.51%; risk free interest rate of 2.89%; and an expected life of seven years. The proceeds from the August 2010 Call Option exercise were allocated based upon the relative fair values of the August 2010 Call Option Warrants and the August 2010 Put Option Shares. Due to the anti-dilution provisions of the August 2010 Call Option Warrants, these warrants were deemed to be a liability under current accounting guidance and as a result the warrant liability was increased by $912,000 of which $534,000 was recorded as a charge to the Statement of Operations and $378,000 of proceeds from the August 2010 Call Option exercise was allocated to the value of the October 2009 Warrants.

Dividends

The Company has never paid a cash dividend on its common stock and does not anticipate paying cash dividends on its common stock in the foreseeable future. If we pay a cash dividend on our common stock, we also must pay the same dividend on an as converted basis on our Series B preferred stock. In addition, under the terms of the warrants to purchase up to 61,822,749 shares of our common stock issued to Xmark Opportunity Partners, LLC or its affiliates (“Xmark”) in three transactions (on each of October 6, 2009, July 30, 2010 and August 11, 2010), and any additional warrants issued pursuant to the put and/or option right granted in our August 2010 financing, if we were to pay a dividend on our common stock, the exercise price of these warrants would be reset from $0.28 per share or $0.50 per share, as applicable, to $0.01 per share and the warrant holders would also be entitled receive any such dividend paid.

Warrants

As of September 30, 2011, warrants to purchase an aggregate of 60,989,999 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date
940,000	$0.28	May 2012
100,000	$0.45	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
11,785,714	$0.28	July 2017
1,875,000	$0.50	August 2017
1,875,000	$0.50	December 2017
61,039,999	$0.30

As of September 30, 2011, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. Details of the warrant for preferred stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date

896,037	$0.01	February 2016
896,037	$0.01

As of September 30, 2010, warrants for common stock outstanding were as follows:

Number of Shares	Exercise Price	Expiration Date
350,000	$0.28	November 2010
50,000	$0.35	May 2011
50,000	$0.50	May 2011
50,000	$1.00	May 2011
50,000	$1.50	May 2011
50,000	$2.00	May 2011
7,000,000	$0.75	June 2011
1,926,668	$0.28	May 2012
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
43,614,285	$0.28	October 2016
11,785,714	$0.28	July 2017
1,875,000	$0.50	August 2017
66,901,667	$0.34

As of September 30, 2009, warrants for common stock outstanding were as follows:

Number of Shares	Exercise Price	Expiration Date
2,500,000	$0.28	November 2010
50,000	$0.50	May 2011
50,000	$1.00	May 2011
50,000	$1.50	May 2011
50,000	$2.00	May 2011
50,000	$2.50	May 2011
7,000,000	$0.75	June 2011
2,186,668	$0.28	May 2012
1,000,000	$0.50	August 2013
250,000	$0.50	September 2013
250,000	$0.50	October 2013
250,000	$0.50	November 2013
250,000	$0.50	December 2013
13,392,857	$0.35	March 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
27,379,525	$0.46

Below is a summary of warrant activity for the last three fiscal years ended September 30:

		Weighted Average
				Remaining	Aggregate
	Number	Exercise		Contractual	Intrinsic
	of Shares	Price		Term (in years)	Value
Outstanding at 9/30/2008	15,240,427	$1.02	2.9 years		$797
Granted	14,192,857	$0.36	4.5 years		$536
Exercised	-	$-			$-
Cancelled	-	$-			$-
Forfeited	(2,053,759)	$-			$-
Outstanding at 9/30/2009	27,379,525	$0.46	3.3 years		$1,051
Granted	57,324,999	$0.29	6.2 years		$15,634
Exercised	(260,000)	$0.28	1.6 years		$47
Cancelled	(17,542,857)	$0.36	3.0 years		$3,534
Forfeited	-	$-			$-
Outstanding at 9/30/2010	66,901,667	$0.34	5.5 years		$16,278
Granted	3,821,037	$0.58	6.6 years		$367
Exercised	(1,336,668)	$0.28	0.5 years		$580
Cancelled	(7,250,000)	$0.78			$-
Forfeited	(200,000)	$1.75			$-
Outstanding at 9/30/2011	61,936,036	$0.30	5.2 years		$8,258
Exercisable at 9/30/2011	61,348,535	$0.29	5.2 years		$8,258

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note F - Stock-Based Compensation

Below is a summary of stock option activity for the six months ended March 31, 2012:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2011	8,942,628	$0.82	6.48	$258,555
Granted	351,250	$0.33	9.89	$-
Exercised	-	$-	-	$-
Expired or Canceled	(65,645)	$12.47	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2012	9,228,233	$0.72	6.17	$6,419

For the six months ended March 31, 2012, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

Below is a summary of stock option activity for the six months ended March 31, 2011:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2010	7,921,904	$1.12	7.00	$874,345
Granted	633,750	$0.62	9.81	$2,025
Exercised	-	$-	-	$-
Expired or Canceled	(67,083)	$29.66	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2011	8,488,571	$0.85	6.80	$1,063,900

For the six months ended March 31, 2012, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

The details of stock options for the six months ended March 31, 2012 were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at March 31, 2012	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number Exercisable at March 31, 2012	Weighted Average Exercise Price
$0.29-0.30	1,261,250	$0.30	7.11	1,261,250	$0.30
$0.31-0.40	3,817,750	$0.38	8.19	3,367,128	$0.39
$0.41-0.50	177,000	$0.46	7.25	167,629	$0.46
$0.51-0.60	988,750	$0.59	7.18	985,939	$0.59
$0.61-0.70	66,611	$0.68	4.37	66,611	$0.68
$0.71-0.80	382,250	$0.75	5.16	382,250	$0.75
$0.81-0.90	769,835	$0.88	4.16	769,835	$0.88
$0.91-1.45	126,000	$1.06	3.21	126,000	$1.06
$1.46-1.85	1,467,269	$1.55	1.49	1,467,269	$1.55
$1.86-5.10	171,518	$4.17	1.74	171,518	$4.17
$0.29-5.10	9,228,233	$0.72	6.17	8,765,429	$0.74

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the three months ended March 31,		For the six months ended March 31,
	2012	2011	2012	2011
Research and Development Expenses	$-	$23	$7	$43
General and Administrative Expenses	148	211	340	378
	$148	$234	$347	$421

The total unrecognized compensation expense for outstanding and unvested stock options for the six months ended March 31, 2012 was $139,000. The weighted average remaining recognition period for the total deferred compensation expense is approximately nine months. The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the six months ended March 31,
	2012	2011
Dividend yield	0%	0%
Expected volatility	151%	91%
Risk-free interest rate	1.08%	3.5%
Expected term	5.06 years	10 years

As an integral component of a management and employee retention program designed to motivate, retain and provide incentive to the Company’s management, employees and key consultants, the Board of Directors approved the 2004 Stock Option Plan (the “2004 Plan”) and reserved 10,000,000 shares of common stock for issuance under the 2004 Plan. As of September 30, 2011, 2,867,159 shares were available to be granted under the 2004 Plan. The exercise price of the incentive stock options (“ISOs”) granted under the 2004 Plan must not be less than the fair market value of the common stock as determined on the date of the grant. The options may have a term up to 10 years. Options typically vest immediately or up to one year following the date of the grant. Under the Company’s 1994 Stock Option Plan (the “1994 Plan”), incentive stock options or non-qualified stock options to purchase 2,500,000 shares of Aeolus’ common stock may be granted to employees, directors and consultants of the Company. As of September 30, 2011, there were no shares available to be granted under the 1994 Plan. The exercise price of the ISOs granted under the 1994 Plan must not be less than the fair market value of the common stock as determined on the date of the grant. The options may have a term up to 10 years. Options typically vest over one to three years following the date of the grant.

Below is a summary of stock option activity for the last three fiscal years ended September 30th:

		Weighted Average
				Remaining	Aggregate
	Number	Exercise		Contractual	Intrinsic
	of Shares	Price		Term (in years)	Value
Outstanding at 9/30/2008	4,235,281	$2.50	6.7 years		$46
Granted	1,992,750	$0.33	10.0 years		$117
Exercised	-	$-			$-
Cancelled	(51,766)	$32.36			$-
Forfeited	-	$-			$-
Outstanding at 9/30/2009	6,176,265	$1.58	7.0 years		$138
Granted	2,210,000	$0.40	10.0 years		$363
Exercised	-	$-			$-
Cancelled	(41,361)	$37.06			$-
Forfeited	(423,000)	$0.62			$41
Outstanding at 9/30/2010	7,921,904	$1.12	7.0 years		$874
Granted	1,095,000	$0.53	9.5 years		$8
Exercised	-	$-			$-
Cancelled	(74,276)	$28.30			$-
Forfeited	-	$-			$-
Outstanding at 9/30/2011	8,942,628	$0.82	6.5 years		$259
Exercisable at 9/30/2011	8,349,721	$0.84	6.3 years		$252

Stock options granted to consultants during fiscal year 2011, 2010 and 2009 were fully vested when issued or vested over a twelve month period. Stock option expense for stock options granted to consultants was $26,000, $73,000, and $69,000 for fiscal year 2011, 2010, and 2009, respectively. For the fiscal years 2011, 2010 and 2009, all stock options were issued at or above fair market value of a share of common stock. The weighted-average grant-date fair value of options granted during fiscal years 2011, 2010 and 2009 was $0.54, $0.35, and $0.30, respectively.

A summary of the status of non-vested shares for the fiscal years ended September 30 was:

		Weighted Average
	Number	Grant-Date
	of Shares	Fair Value
Nonvested at September 30, 2008	310,833	104,678
Granted	1,992,750	602,533
Vested	(1,003,842)	(320,866)
Forfeited	-	-
Nonvested at September 30, 2009	1,299,741	386,345
Granted	2,210,000	769,554
Vested	(1,715,580)	(526,846)
Forfeited	(45,000)	(15,592)
Nonvested at September 30, 2010	1,749,161	613,461
Granted	1,095,000	595,315
Vested	(2,251,254)	(913,167)
Forfeited	-	-
Nonvested at September 30, 2011	592,907	295,609

The total deferred compensation expense for outstanding stock options was $269,000 as of September 30, 2011, which will be recognized over a weighted average period of seven months. The total fair value of shares vested during fiscal years 2011, 2010 and 2009 was $913,000, $527,000 and $321,000, respectively.

The details of stock options for the fiscal year ended September 30, 2011 are as follows:

	Options Outstanding			Options Exercisable
			Weighted
	Number		Average	Number	Weighted
Range of	Outstanding at	Weighted	Remaining	Exercisable at	Average
Exercise	September 30,	Average	Contractual	September 30,	Exercise
Prices	2011	Exercise Price	Life (in years)	2011	Price

$0.29-$0.32	1,526,250	$0.30	7.47	1,526,250	$0.30
$0.33-$0.45	3,322,250	$0.40	8.60	2,995,064	$0.40
$0.50-$0.71	1,118,111	$0.59	7.58	879,576	$0.59
$0.72-$0.85	721,494	$0.80	4.96	694,308	$0.80
$0.86-$1.45	550,091	$0.94	4.76	550,091	$0.94
$1.50	1,256,019	$1.50	1.83	1,256,019	$1.50
$1.52-$1.85	211,250	$1.84	2.98	211,250	$1.84
$2.10-$5.10	171,518	$4.17	2.24	171,518	$4.17
$11.50-$15.70	65,645	$12.47	0.36	65,645	$12.47

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the fiscal year ended
	September 30,
	2011	2010	2009
Research and Development Expenses	79	56	38
General and Administrative Expenses	914	492	245
	993	548	283

The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the fiscal year ended September 30,
	2011	2010	2009
Dividend yield	0%	0%	0%
Expected volatility	89% - 179%	93%	111%
Risk-free interest rate	1.1% - 3.7%	3.07%	3.00%
Expected option life after shares are vested	8.35 years	10 years	9.3 years

Effective July 1, 2011, the Company began using historical information regarding the volatility of its own stock price for purposes of calculating an expected volatility rate for stock option valuation purposes. From April 1, 2009 through June 30, 2011, the Company used a peer group of publicly traded entities to determine an expected volatility rate for stock option valuation. There was no material impact on the financial statements as a result of this change as of July 1, 2011. In addition, the Company changed its method of amortization of stock-based compensation from the multiple attribute method to straight line for option grants made on and subsequent to April 1, 2009. There was no material impact on the financial statements as a result of this change as of April 1, 2009. The Company believes the use of its historical stock price and straight line amortization results in a better estimate of the Company’s stock-based compensation expense.

Net Income (Loss) Per Common Share	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note G - Net Income (Loss) Per Common Share

The Company computes basic net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common stock outstanding during the period. The Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the weighted average number of shares of common and dilutive potential common shares outstanding during the period. Potential common shares outstanding consist of stock options, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive.

In the computation of diluted earnings per common share for the three months ended March 31, 2012 and 2011, we have excluded 9,044,155 and 8,488,571 stock options, respectively, with exercise prices greater than the average market price of the underlying common stock, because their inclusion would have been anti-dilutive. Furthermore, for the three months ended March 31, 2012 and 2011, we have excluded 52,616,300 and 7,200,000 warrants, respectively, with exercise prices greater than the average market price of the underlying common stock, because their inclusion would have been anti-dilutive.

In the computation of diluted earnings per common share for the six months ended March 31, 2012 and 2011, we have excluded 8,879,133 and 8,488,571 stock options, respectively, with exercise prices greater than the average market price of the underlying common stock, because their inclusion would have been anti-dilutive. Furthermore, for the six months ended March 31, 2012 and 2011, we have excluded 48,295,498 and 68,887,117 warrants, respectively, with exercise prices greater than the average market price of the underlying common stock, because their inclusion would have been anti-dilutive.

	For the three months ended March 31,		For the six months ended March 31,
	2012	2011	2012	2011
	(In thousands, except per share data)
Numerator:
Net income (loss)	$2,763	$3,778	$5,740	$(3,842)
Denominator:
Weighted-average number of shares – basic	60,490	59,953	64,480	58,473
Dilutive securities – equity awards	11,368	61,687	15,853	-
Weighted-average number of shares – diluted	71,858	121,640	76,334	58,473
Earnings per share – basic	$0.05	$0.06	$0.10	$(0.07)
Earnings per share – diluted	$0.04	$0.03	$0.08	$(0.07)

Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Income Taxes

As of September 30, 2011 and 2010, the Company had federal net operating loss (“NOL”) carry-forwards of $111,347,000 and $109,695,000, respectively and state operating loss carry-forwards of $34,757,000 and $33,106,000, respectively. The use of these federal and state NOL carry-forwards might be subject to limitation under the rules regarding a change in stock ownership as determined by the Internal Revenue Code (the “Code”). The Company may have had a change of control under Section 382 of the Code during fiscal 2004 and 2006; however, a complete analysis of the limitation of the NOL carry-forwards will not be completed until the time the Company projects it will be able to utilize such NOLs. The federal net operating and the state net operating losses began to expire in 2010. Additionally, the Company had federal research and development carry-forwards as of September 30, 2011 and 2010 of $3,329,000 and $3,132,000, respectively. The Company had state research and development carry-forwards as of September 30, 2011 and 2010 of $624,000 and $424,000, respectively.

Significant components of the Company’s deferred tax assets at September 30, 2011 and 2010 consisted of the following (in thousands):

	2011	2010
Net operating loss carry-forwards	$40,939	$40,223
Research and development credit carry-forwards	3,953	3,556
Accrued payroll related liabilities	2,750	2,626
State Taxes	(1,450)	—
Total deferred tax assets	46,192	46,405
Deferred tax liabilities	—	—
Valuation allowance for deferred assets	(46,192)	(46,405)
Net deferred tax asset	$—	$—

Due to the uncertainty surrounding the realization of the favorable tax attributes in future tax returns, all of the deferred tax assets have been fully offset by a valuation allowance. The change in the valuation allowance is primarily a result of the net operating loss carry-forwards.

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes as follows (dollars in thousands):

	2011	2010	2009
Effective income tax rate	0%	0%	0%

United States Federal income tax at statutory rate	$95	$(8,796)	$(781)
State income taxes (net of federal benefit)	2	(232)	(75)
Warrant expense	(1,311)	7,258	13
Prior year deferred true up	1,178	—	—
Change in valuation reserves	(212)	1,754	857
Other	250	16	(14)
Provision for income taxes	$2	$—	$—

Agreements	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Agreements

Duke Licenses

Aeolus has obtained exclusive worldwide licenses (the “Duke Licenses”) from Duke University (“Duke”) to develop, make, have made, use and sell products using certain technology in the field of free radical and antioxidant research, developed by certain scientists at Duke. Future discoveries in the field of antioxidant research from these scientists’ laboratories at Duke are also covered by the Duke Licenses. The Duke Licenses require Aeolus to use its best efforts to pursue development of products using the licensed technology and compounds. These efforts are to include the manufacture or production of products for testing, development and sale. Aeolus is also obligated to use its best efforts to have the licensed technology cleared for marketing in the United States by the U.S. Food and Drug Administration and in other countries in which Aeolus intends to sell products using the licensed technology. Aeolus will pay royalties to Duke on net product sales during the terms of the Duke Licenses, and milestone payments upon certain regulatory approvals and annual sales levels. In addition, Aeolus is obligated under the Duke Licenses to pay all or a portion of patent prosecution, maintenance and defense costs. Unless earlier terminated, the Duke Licenses continue until the expiration of the last to expire issued patent on the licensed technology.

National Jewish Medical and Research Center Agreements

Aeolus has an exclusive worldwide license (“NJH License”) from National Jewish Health to develop, make, have made, use and sell products using certain technology developed by certain scientists at NJH. The NJH License requires Aeolus to use commercially reasonable efforts to diligently pursue the development and government approval of products using the licensed technology. Aeolus will be obligated to pay royalties to NJH on net product sales during the term of the NJH License and a milestone payment upon regulatory approval, if obtained. In addition, Aeolus is obligated under the NJH License to pay all or a portion of patent prosecution, maintenance and defense costs. Unless earlier terminated, the NJH License continues until the expiration of the last to expire issued patent on the licensed technology.

Elan Corporation, plc

In May 2002, the Company entered into a collaboration transaction with affiliates of Elan Corporation, plc for the development of the Company’s catalytic antioxidant compounds as a treatment for tissue damage from cancer radiation and chemotherapy. Although Elan and the Company terminated this collaboration in January 2003, the Company will pay Elan a royalty on net sales of its catalytic antioxidant products sold, if any, for the prevention and treatment of radiation-induced and chemotherapy-induced tissue damage.

Commitments	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note H - Commitments

The Company acquires assets still in development and enters into research and development arrangements with third parties that often require milestone and royalty payments to the third party contingent upon the occurrence of certain future events linked to the success of the asset in development. Milestone payments may be required, contingent upon the successful achievement of an important point in the development life-cycle of the pharmaceutical product (e.g., approval of the product for marketing by a regulatory agency). If required by the arrangement, the Company may have to make royalty payments based upon a percentage of the sales of the pharmaceutical product in the event that regulatory approval for marketing is obtained. Because of the contingent nature of these payments, they are not included in the table of contractual obligations. No milestones have been met, nor have any payments been paid, as of March 31, 2012.

We are also obligated to pay patent filing, prosecution, maintenance and defense costs, if any, for the intellectual property we have licensed from National Jewish Health, National Jewish Medical and Research Center and Duke University.

These arrangements may be material individually, and in the unlikely event that milestones for multiple products covered by these arrangements were reached in the same period, the aggregate charge to expense could be material to the results of operations in any one period. In addition, these arrangements often give Aeolus the discretion to unilaterally terminate development of the product, which would allow Aeolus to avoid making the contingent payments; however, Aeolus is unlikely to cease development if the compound successfully achieves clinical testing objectives.

The Company acquires assets still in development and enters into license and research and development arrangements with third parties that often require milestone and royalty payments to the third party contingent upon the occurrence of certain future events linked to the success of the asset in development. Milestone payments may be required, contingent upon the successful achievement of an important point in the development life-cycle of the pharmaceutical product (e.g., approval of the product for marketing by a regulatory agency). If required by the arrangement, the Company may also be required to make royalty payments based upon a percentage of the net sales of the pharmaceutical product in the event that regulatory approval for marketing is obtained. Because of the contingent nature of these payments, they are not included in the table of contractual obligations. No milestones have been met, nor have any payments been paid, as of September 30, 2011.

We are also obligated to pay patent filing, prosecution, maintenance and defense costs, if any, for the intellectual property the Company has licensed from National Jewish Health ("NJH"), National Jewish Medical and Research Center (the “NJMRC”) and Duke University.

Quarterly Financial Data (unaudited)	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Quarterly Financial Data (unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
	(in thousands, except per share amounts)

Fiscal 2011
Total revenue	$—	$785	$1,912	$2,124	$4,821
Net income (loss) attributable to common stockholders	$(7,620)	$3,778	$6,293	$(2,152)	$299
Basic net income (loss) per common share attributable to common stockholders	$(0.13)	$0.06	$0.10	$(0.04)	$0.01
Diluted net income (loss) per common share attributable to common stockholders	$(0.13)	$0.03	$0.07	$(0.04)	$0.00

Fiscal 2010
Total revenue	$—	$—	$—	$—	$—
Net loss attributable to common stockholders	$(15,276)	$6,918	$(4,623)	$(12,888)	$(25,869)
Basic net loss per common share attributable to common stockholders	$(0.33)	$0.14	$(0.10)	$(0.24)	$(0.53)
Diluted net loss per common share attributable to common stockholders	$(0.33)	$0.07	$(0.10)	$(0.10)	$(0.46)

Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
Note I - Subsequent Events

The Company completed a portion of its March Financing on April 4, 2012 as described in Note E Common Stock above.

On April 16, 2012, we announced that BARDA had exercised two contract options worth approximately $9,100,000.  The bulk of the options are for the period of performance beginning April 1, 2012 and ending March 31, 2013 as described more fully in Item 2 below under “BARDA Contract”.

We have evaluated subsequent events through the issuance of these condensed consolidated financial statements and determined that no other material subsequent events have occurred.

Management has evaluated for subsequent events through the date these financial statements were audited, December 21, 2011, and determined that no other material subsequent events have occurred.